Cover Page	Aug. 09, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity File Number	000-56021
Entity Registrant Name	ACREAGE HOLDINGS, INC.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1463868
Entity Address, Address Line One	366 Madison Ave, 14th floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	600-9181
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001762359
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	450 Lexington Ave
Entity Address, Address Line Two	#3308
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Class E Subordinate Voting Shares
Entity Information [Line Items]
Title of 12(g) Security	Class E subordinate voting shares
Trading Symbol	ACRHF
Class D Subordinate Voting Shares
Entity Information [Line Items]
Title of 12(g) Security	Class D subordinate voting shares
Trading Symbol	ACRDF